Organization and Nature of Business (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment reporting
Accumulated losses	$ (833,172,000)	$ (870,869,000)
Cash and cash equivalents	153,958,000	283,589,000
Short-term investments	682,152,000	602,747,000
Unutilized bank borrowing facilities	60,549,000	68,069,000
Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Segment reporting
Dividends received	$ 34,936,000	$ 42,308,000	$ 43,718,000